Intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Balance at the beginning	$ 266	$ 76	$ 76
Additions	17,770	141
Acquisitions through business combinations	17,664	52
Balance at the end	15,553		266	$ 76
Cost
Intangible assets
Balance at the beginning	1,161	771	771
Additions			338
Acquisitions through business combinations			52
Balance at the end			1,161	771
Depreciation/ Amortization
Intangible assets
Balance at the beginning	(895)	(695)	(695)
Amortization for the year			(200)
Balance at the end			(895)	(695)
Computer software
Intangible assets
Balance at the beginning	25	76	76
Balance at the end			25	76
Computer software | Cost
Intangible assets
Balance at the beginning	775	771	771	771
Additions			4
Balance at the end			775	771
Computer software | Depreciation/ Amortization
Intangible assets
Balance at the beginning	(750)	$ (695)	(695)	(435)
Amortization for the year			(55)	(260)
Balance at the end			(750)	$ (695)
Licenses [Member]
Intangible assets
Balance at the beginning	241
Balance at the end			241
Licenses [Member] | Cost
Intangible assets
Balance at the beginning	386
Additions			334
Acquisitions through business combinations			52
Balance at the end			386
Licenses [Member] | Depreciation/ Amortization
Intangible assets
Balance at the beginning	$ (145)
Amortization for the year			(145)
Balance at the end			$ (145)